Financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments	Financial instruments
a.Financial instruments by categories
The Group classifies its financial instruments into the categories below:

Financial instruments	Fair value level	2022	2021
Financial assets

Financial assets at amortized cost
Accounts receivable		131,659	108,115
Client funds on deposit		23,639	78,163
Project advances		6,640	3,935
Deposit/guarantee on lease agreement		1,782	3,043

Financial assets at fair value through profit or loss
Cash and cash equivalents	1	26,519	15,264
Short term investments	1	285,855	151,866
Long-term investments	2	11,017	18,278
Long-term investments - Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia	3	14,777	—
Long-term investments – KMP Growth Fund II	3	9,463	—
Derivative financial instruments – VBI call option	3	6,322	—

Financial liabilities

Financial liabilities at amortized cost
Commitment subject to possible redemption		234,145	—
Gross obligation under put option		73,428	—
Client funds payable		23,639	78,163
Consideration payable on acquisition		18,157	16,437
Carried interest allocation		12,450	11,582
Suppliers		3,256	7,223

Financial liabilities at fair value through profit or loss
Derivative financial instruments - Warrants	1	1,011	—
Investment fund participating shares in Patria Brazil Real Estate Fund II, L.P., and PBPE Fund III (Ontario), L.P	2	262	796
Derivative financial instruments – forward exchange contracts	2	42	—
Contingent consideration payable on acquisition	3	21,963	25,775
b.Financial instruments measured at fair value
The fair value measurement methodologies are classified according to the following hierarchical levels:
•Level 1: measurement based on quotations of identical financial instruments, traded in an active market, without any adjustments;
•Level 2: valuation techniques based on observable inputs. This category covers financial instruments that are valued using: (i) quotations of similar financial instruments, traded in an active market; (ii) quotations of identical or similar financial instruments, traded in a fairly inactive market; and (iii) other valuation techniques in which all significant inputs are directly or indirectly observable in market input;
•Level 3: valuation techniques based on unobservable inputs. This category covers all financial instruments whose valuation techniques are based on inputs not observable in market inputs when such inputs have a significant impact on the measurement of their fair values. This category includes financial instruments that are valued based on quotations of similar financial instruments that, however, require adjustments and assumptions to ensure that their fair values reflect the differences among them.
Refer to table above for fair value measurement methodologies (“Fair value level”) applied to financial assets and financial liabilities measured at fair value.
Transfers
Transfers into and out of fair value hierarchy levels are analyzed at the end of each consolidated financial statement reporting period. A transfer into Level 3 would be deemed to occur where there is a change in liquidity or other inputs used in the valuation of the financial instrument
There were no transfers between Levels 1 and 2 for fair value measurements as of and for the year ended December 31, 2022. As of and for the year ended December 31, 2021, the Group had no transfers between Levels 1, 2 and 3.
Transfer to Level 3 fair value measurement
As of June 30, 2022, the investment in Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia was transferred to Level 3 after considering the change in valuation methodology from previously using the transaction cost price to applying a discounted cash flow model at the reporting date.
Transfer from Level 3 fair value measurement
As of June 30, 2022, the Warrants were transferred out of Level 3 into Level 1. The fair value of the Warrants issued in connection with the IPO of PLAO was measured at fair value using a Monte Carlo simulation model as of March 31, 2022. As of June 30, 2022, the fair value of the Warrants issued have been measured based on the listed market price of such warrants, a Level 1 measurement. The Group recognized a gain to net financial income/(expenses) resulting from a decrease in the fair value of liabilities of US$ 2.7 million presented on the accompanying Consolidated Income Statement in net financial income/(expenses) as a change in fair value of derivative warrant liabilities.

Unobservable inputs
The following analysis illustrates specific valuation techniques, unobservable inputs used to value Level 3 financial instruments and the sensitivity to reasonable changes in the most significant underlying variables used in measurement:

Description		Note	Valuation technique	Unobservable inputs	Range of unobservable inputs	Sensitivity	Financial impact*
Consideration payable on acquisition	Contingent consideration payable on acquisition - Moneda	20 (b)	Discounted cash flow	Discount rate Probability adjusted net revenue and net income	13.9% - 16.8%	50 basis points	US$0.1 million

Consideration payable on acquisition	Contingent consideration payable on acquisition – VBI	20 (b)	Discounted cash flow	Discount rate Projected AUM	1.0% to 26.0% AUM growth	10% less growth	US$0.1 million

Long-term investments	Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse	12 (b)	Discounted cash flow	Discount rate Expected cash flows	16.7% - 18.0%	70 basis points	US$0.7 million

Long-term investments	KMP Growth II – Dr Consulta	12 (b)	Transaction price/Market comparable approach	N/A	N/A	100 basis points	US$0.1 million

Derivative financial instruments	VBI call option	12 (d)	Monte Carlo simulation	Projected AUM at option exercise date	50.0%- 100.0% greater than AUM at acquisition date	10.46% volatility	US$0.3 million
* Increase (decrease in discount rate) or decrease (increase in discount rate) the discounted fair value

Contingent consideration

The ultimate settlement of contingent consideration could deviate from current estimates based on the actual results of these financial measures. The liability is re-measured each reporting period and the change in fair value of contingent consideration is presented on the accompanying Consolidated Income Statement in other income or expenses as fair value gains/(losses) on contingent consideration. Between acquisition date and December 31, 2022, there has been a decrease in contingent consideration payable due to actual lower net income margins achieved in addition to impacts being from discounting between acquisition date and reporting date.

i.Moneda business combination

The Group is required to make contingent payments, subject to the acquired entities achieving certain revenue and profitability targets. The contingent consideration payment has a maximum earnout of US$ 71 million for the business combination with Moneda. The fair value of the contingent consideration liability recognized upon acquisition was US$ 25.5 million and was estimated by discounting to present value the probability weighted contingent payments expected to be made. A probabilistic scenario approach using the pre-determined net income and net revenue metrics within the purchase agreement was used to estimate expected undiscounted contingent consideration payable and a discount rate range was applied to determine the fair value of contingent consideration up to the measurement period ending December 31, 2023 (payable in 2024).

ii.VBI business combination

The Group is required to make contingent payments, subject to the acquired entity achieving certain AUM targets. The contingent consideration payment (payable in BRL) as of reporting date has an earnout of US$ 9.1 million for the business combination with VBI. The fair value of the contingent consideration liability upon acquisition was US$ 8.4 million and was estimated by projecting future AUM between the 2nd and 5th anniversary from the acquisition closing date, to estimate the undiscounted contingent consideration payable and applying a discount rate range to determine the fair value of contingent consideration to be settled in cash on the later of the 2nd anniversary from the acquisition closing date or ten business days after achieving the fundraising targets.

Long-term investments

The fair values were calculated based on the underlying investment’s cash flows discounted using an unobservable input discount rate range. The change in fair value of the Level 3 investment is presented on the accompanying Consolidated Income Statement in net financial income or expenses as unrealized gains/(losses) on long-term investments.

Derivative financial instruments

The VBI call option was valued using a Monte Carlo simulation, which is considered to be a Level 3 fair value measurement. The Group estimates volatility based on a group of comparable market participants. The risk-free interest rate is based on the risk-free rate as disclosed by B3 (Brasil, Bolsa, Balcão). The expected life of the VBI Option arrangements are assumed to be equivalent to the remaining contractual term. The derivative was recorded as a financial asset in the Group’s Consolidated Statement of Financial Position. The impact from this transaction is presented in note 12(d) and 28(e).
The following table presents a reconciliation of financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2022 and 2021. No financial instruments were measured using unobservable inputs as of December 31, 2020.

	Contingent consideration payable	Long term investments at fair value through profit or loss	Derivative warrant liability	VBI call option
Fair value of Level 3 financial instruments at December 31, 2021	25,775	—	—	—
Additions	8,355	9,463	4,125	6,104
Transfer to Level 3	—	10,689	—	—
Transfers from Level 3	—	—	(1,471)	—
Cumulative translation adjustment	155	—	—	113
Change in fair value	(12,322)	4,088	(2,654)	105
Fair value of Level 3 financial instruments at December 31, 2022	21,963	24,240	—	6,322
*Changes in fair value include impact from price risk and/or foreign exchange rate risk
c.Financial instruments measured at amortized costs
As of December 31, 2022, and December 31, 2021, the book values of the financial instruments measured at amortized cost correspond approximately to their fair values because the majority are short-term financial assets and liabilities or the impact of the time value of money is not material except for transactions related to the gross obligation under put option (note 20(d)) measured at amortized cost is a non-current liability that has a future gross redemption amount of US$86.7 million as of December 31, 2022
d.Risk management
The Group is exposed to the following risks arising from the use of financial instruments:
i.Credit risk
ii.Liquidity risk
iii.Market risk
The Group determines concentrations of risk by assessing the nature, extent, and impact of risks in its investment portfolio. This assessment considers a range of factors that are relevant to its investment strategy and objectives, including geographic concentration, industry concentration, counterparty risk, market risk, and liquidity risk.
To manage concentrations of risk, the Group uses various risk management strategies, including diversification, hedging, and monitoring of counterparty credit risk. The Group also regularly reports on its risk management activities and the effectiveness of its risk management policies and procedures to its board of directors, investors, and other stakeholders.
While the Group uses quantitative measures, such as percentages of its portfolio invested in particular regions or industries, to help determine concentrations of risk, it also uses its judgment and experience in assessing the overall impact of concentrations of risk on its investment portfolio and making informed investment decisions
i.Credit risk
Credit risk is the possibility of incurring a financial loss if a client or a counterpart in a financial instrument fails to perform its contractual obligations.
The Group has low exposure to credit risk because its customer base is formed by investors in each investment fund. These investors are required to comply with the capital calls in order to repay related investment fund expenses. If capital calls are not complied with, the participation of that investor is diluted among the remaining investors of the investment fund. In addition, management fees could be settled by the sale of the underlying investments kept by the investment funds. The cash and the short-term investments are maintained in large banks with high credit ratings. Furthermore, the accounts receivable as of December 31, 2022 and December 31, 2021 are composed mainly of management fees and performance fees of investment funds, and also of advisory fees and reimbursement of expenses to be received from investees of such investment funds.
The amounts receivable and project advances as of December 31, 2022, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total
Accounts Receivable (a)	426	134	—	104	245	24,886	4,134	2,064	93,412	6,254	131,659
Project Advances	—	—	—	—	—	2,692	55	2,722	224	947	6,640
Total	426	134	—	104	245	27,578	4,189	4,786	93,636	7,201	138,299
The amounts receivable and project advances as of December 31, 2021, are as follows:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	over 360 days	Total
Accounts Receivable (a)	866	301	191	55	35	7,596	32,114	20,857	35,104	10,996	108,115
Project Advances	—	—	—	—	—	1,170	1,123	—	906	736	3,935
Total	866	301	191	55	35	8,766	33,237	20,857	36,010	11,732	112,050
a.Non-current balances are related to performance fees receivable from Patria Infrastructure Fund III in a single installment in 2024. In addition, management fees of US$ 18.1 million (2021: US$ 13 million) from current year and US$ 35 million (2021: US$ 22 million) from prior years relate to management fees from PBPE Fund IV, which are due by December 31, 2023.
Liquidity Risk
Liquidity risk is the possibility that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial assets which might affect the Group's payment ability, taking into consideration the different currencies and settlement terms of its financial assets and financial liabilities.
The Group performs the financial management of its cash and cash equivalents and short term investments, keeping them available for paying its obligations and reducing its exposure to liquidity risk. In addition, the Group has the option for certain financial instruments to be settled either in cash or through its own equity instruments, Class A common shares.
Expected future payments for financial liabilities as of December 31, 2022, are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Suppliers	3,256	—	—	—	—	3,256
Investment fund participating shares	—	—	—	—	262	262
Leases (a)	655	548	591	1,884	17,078	20,756
Carried interest allocation	—	—	10,370	2,080	—	12,450
Consideration payable on acquisition	—	958	—	11,792	958	13,708
Contingent consideration payable on acquisition (a)	—	—	—	—	26,475	26,475
Commitment subject to possible redemption (a)		—	240,311	—	—	240,311
Gross obligation under put option (a) and (b)		—	—	—	100,306	100,306
Derivative financial instruments	42	—	1,011	—	—	1,053
Total	3,953	1,506	252,283	15,756	145,079	418,577
Expected future payments for financial liabilities as of December 31, 2021, are shown below

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Suppliers and occupancy costs	7,372	—	—	—	—	7,372
Placement agents’ fees	50	—	—	—	—	50
Investment fund participating shares	—	—	—	—	796	796
Leases (a)	315	276	276	828	7,617	9,312
Carried interest allocation	—	—	—	11,582	—	11,582
Consideration payable on acquisition	—	16,437	—	—	—	16,437
Contingent consideration payable on acquisition (a)	—	—	—	—	33,438	33,438
Total	7,737	16,713	276	12,410	41,851	78,987
(a)Amounts reflect undiscounted future cash outflows to settle financial liabilities.
(b)Liability to be partly settled with Class A common shares
Market risk
Market risk is defined as the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices, such as interest rate, foreign exchange rate, and security prices. The Group’s policy is to minimize its exposure to market risk.
The marketable securities as of December 31, 2022 and December 31, 2021 consist primarily of mutual fund money markets which reduces the Group’s exposure to market risk and investment funds whose portfolios, dependent on the investment strategy are composed of product lines as discussed under Segment information (note 3). To manage its price risk arising from investment funds, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group. The Group has acquired Warrants as it relates to the SPAC PLAO that are listed. The fair value of the Warrants are subject to changes in market prices. However, the Group has determined that the exposure to market risk from the warrants is not significant and therefore no sensitivity analysis is presented.
During the year ended December 31, 2021, the Group did not hold derivative financial instruments.
Security price risk:
Long-term investments made by the Group represent investments in investment fund products where fair value is derived from the reported Net Asset Values (“NAV”) for each investment fund, which in turn are based upon the value of the underlying assets held within each of the investment fund products and the anticipated redemption horizon of the investment fund product. Investment fund products expose the Group to market risk and therefore this process is subject to limits consistent with the Group’s risk appetite. To manage its price risk arising from investments in securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group.
A 10% (2021: 10%) increase in the price of Level 1 and Level 2 long-term investments, with other variables held constant, would have increased the profit before tax by US$ 1.1 million (2021: US$ 1.8 million). A 10% decrease in the price would have had the equal but opposite effect.
Foreign exchange risk:
Foreign exchange risk results from a possible change in foreign exchange rates that would affect the finance income or expenses and the assets or liability balances of contracts indexed to a foreign currency. The Group measures its foreign exchange exposure by subtracting its non-US dollar currencies liabilities from its respective denominated assets, thus obtaining its net foreign exchange exposure and the amount actually affected by exchange fluctuations.
Sensitivity analysis
The sensitivity analysis was based on financial assets and financial liabilities exposed to currency fluctuations against the US dollar, as demonstrated below:

As of December 31, 2022	Balance in each exposure currency						Total Balance USD	Exchange Variation impact considering 10% change in the year end rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD
Cash and cash equivalents	17,890	8,320	10,425,880	613,325	2,280	6,937	26,519	1,959
Short term investments	23,621	—	2,496,932	—	—	278,402	285,855	745
Client funds on deposit	—	—	20,173,411	—	—	—	23,639	2,364
Accounts receivable	103,337	38	7,180,833	105,442	2	103,411	131,659	2,825
Projects Advance	17,883	273	864	10,131	120	3,030	6,640	361
Deposit/guarantee on lease agreement	—	264	957,240	83,079	180	393	1,782	139
Long-term investments	3,361	—	67,912	—	118	34,391	35,257	86
Client funds payable	—	—	20,173,411	—	—	—	23,639	(2,364)
Suppliers	2,561	300	950,438	41,745	99	1,485	3,256	(176)
Derivative financial instruments - Assets	32,985	—	—	—	—	—	6,322	632
Derivative financial instruments - Liability	—	—	—	—	—	1,053	1,053	—
Commitment subject to possible redemption	—	—	—	—	—	234,145	234,145	—
Gross obligation under put option	383,123	—	—	—	—	—	73,428	(7,342)
Carried interest allocation	18,085	—	—	—	—	8,984	12,450	(347)
Consideration payable on acquisition	86,421	—	—	—	—	1,594	18,157	(1,656)
Contingent consideration payable on acquisition	47,338	—	—	—	—	12,891	21,963	(908)
Net Impact								(3,682)
(a)BRL - Brazilian Real, (b) HKD - Hong Kong Dollar, (c) CLP - Chilean Peso, (d) COP - Colombian Peso, (e) GBP - Pound Sterling